Prepaid Expenses and Other Current Assets- Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Security deposits	$ 66	$ 146	$ 607
Prepaid licenses	133	45	202
Research and development tax credit	266	750	0
Vendor Deposits		178	0
Other receivables	178	178
Insurance	248	14
Other prepaid	71	293	356
Total prepaid expenses and other current assets	$ 962	1,426	$ 1,165
Previously Reported [Member]
Other prepaid		$ 307